UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [   ]; Amendment Number: ___________
	This Amendment (Check only one.):	[   ] is a restatement.
						[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		McCormack Advisors International
Address:	1360 E. 9th St., Suite 100
		Cleveland, Ohio 44114

Form 13F File Number: 28-06392

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Kimberly A. Novak
Title:		V.P., Compliance Officer
Phone:	(216) 436-3245

Signature,			Place,				and Date of Signing
Kimberly A. Novak		Cleveland, Ohio			November 4, 2003

Report Type (Check only one):
	[ X ] 13F HOLDINGS REPORT
	[   ] 13F NOTICE
	[   ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	127

Form 13F Information Table Value Total:	$118,278


List of Other Included Managers:		None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     1123    16260 SH       SOLE                                      16260
AFLAC Inc                      COM              001055102      591    18300 SH       SOLE                                      18300
AOL Time Warner                COM              00184A105     1372    90775 SH       SOLE                                      90775
Abbott Labs Inc.               COM              002824100     2021    47504 SH       SOLE                                      47504
Adobe Systems                  COM              00724F101      864    21936 SH       SOLE                                      21936
Agilent Technologies           COM              00846U101      323    14606 SH       SOLE                                      14606
Alcoa Inc.                     COM              013817101      911    34843 SH       SOLE                                      34843
Alliance Capital Mgmt. L.P.    COM              01855A101      621    18550 SH       SOLE                                      18550
AmSouth Bancorp                COM              032165102     1074    50624 SH       SOLE                                      50624
American Express               COM              025816109      646    14339 SH       SOLE                                      14339
American International Group   COM              026874107     2892    50120 SH       SOLE                                      50120
Amgen Inc                      COM              031162100      306     4750 SH       SOLE                                       4750
Amkor Technology               COM              031652100      526    37000 SH       SOLE                                      37000
Annaly Mortgage Management Inc COM              035710409      167    10150 SH       SOLE                                      10150
BB&T Corp.                     COM              054937107      452    12600 SH       SOLE                                      12600
BP Amoco PLC ADR               COM              055622104     2701    64148 SH       SOLE                                      64148
Bank of America Corp           COM              060505104     1366    17510 SH       SOLE                                      17510
Bank of New York               COM              064057102      209     7178 SH       SOLE                                       7178
Baxter International           COM              071813109      538    18517 SH       SOLE                                      18517
Bellsouth Corporation          COM              079860102      328    13850 SH       SOLE                                      13850
Borders Group                  COM              099709107      660    34900 SH       SOLE                                      34900
Bristol-Myers Squibb           COM              110122108     1432    55793 SH       SOLE                                      55793
Burlington Resources Inc.      COM              122014103      325     6750 SH       SOLE                                       6750
CINergy                        COM              172474108      687    18719 SH       SOLE                                      18719
Carnival Corp.                 COM              143658300      252     7650 SH       SOLE                                       7650
Charter Municipal Mtg Accpt Co COM              160908109      184    10000 SH       SOLE                                      10000
Charter One Financial          COM              160903100     7702   251711 SH       SOLE                                     251711
ChevronTexaco Corp.            COM              166764100     2667    37329 SH       SOLE                                      37329
Chubb Corporation              COM              171232101      866    13350 SH       SOLE                                      13350
Cisco Systems                  COM              17275R102      414    21113 SH       SOLE                                      21113
Citigroup                      COM              172967101      274     6016 SH       SOLE                                       6016
Clifton Mining Co.             COM              186904108        4    10000 SH       SOLE                                      10000
Coca-Cola Co.                  COM              191216100      255     5939 SH       SOLE                                       5939
Colgate Palmolive              COM              194162103      909    16270 SH       SOLE                                      16270
Commerce Bancshares            COM              200525103      523    11964 SH       SOLE                                      11964
Convergys Corp                 COM              212485106      453    24700 SH       SOLE                                      24700
Costco Wholesale Corp          COM              22160K105      287     9200 SH       SOLE                                       9200
Diamond Trust Series 1         COM              252787106      263     2820 SH       SOLE                                       2820
Diebold Inc.                   COM              253651103     2422    47828 SH       SOLE                                      47828
Dime Community Bancshares      COM              253922108      325    14125 SH       SOLE                                      14125
Dow Chemical                   COM              260543103      861    26450 SH       SOLE                                      26450
Du Pont (EI) de Nemours        COM              263534109      240     6000 SH       SOLE                                       6000
Duke Energy Corp.              COM              264399106      474    26600 SH       SOLE                                      26600
E M C Corporation              COM              268648102      417    33010 SH       SOLE                                      33010
Echostar Communications        COM              278762109      306     8000 SH       SOLE                                       8000
Electronics for Imaging        COM              286082102      257    11000 SH       SOLE                                      11000
Eli Lilly Co                   COM              532457108      446     7500 SH       SOLE                                       7500
Emerson Electric               COM              291011104      442     8400 SH       SOLE                                       8400
Enterprise Products Partners   COM              293792107      445    19700 SH       SOLE                                      19700
Exxon Mobil Corp.              COM              30231G102     2245    61335 SH       SOLE                                      61335
Federal National Mortgage Asso COM              313586109     1374    19577 SH       SOLE                                      19577
Fifth Third Bancorp.           COM              316773100     1153    20760 SH       SOLE                                      20760
First Essex Bancorp Inc        COM              320103104      611    12000 SH       SOLE                                      12000
FirstMerit Corp                COM              337915102      247    10000 SH       SOLE                                      10000
Gannett Company Inc.           COM              364730101      636     8201 SH       SOLE                                       8201
Genentech                      COM              368710406      212     2650 SH       SOLE                                       2650
General Dynamics               COM              369550108      222     2850 SH       SOLE                                       2850
General Electric               COM              369604103     3748   125713 SH       SOLE                                     125713
Gilead Sciences Inc            COM              375558103      785    14000 SH       SOLE                                      14000
GlaxoSmithKline PLC            COM              37733W105      598    14104 SH       SOLE                                      14104
Goodrich Corp.                 COM              382388106      621    25600 SH       SOLE                                      25600
Greenpoint Financial Corp.     COM              395384100      730    24450 SH       SOLE                                      24450
H & Q Healthcare Fund          COM              404052102      317    17936 SH       SOLE                                      17936
Harley Davidson Inc.           COM              412822108     1928    40000 SH       SOLE                                      40000
Hartford Financial Services Gr COM              416515104      932    17700 SH       SOLE                                      17700
Home Depot                     COM              437076102     1750    54955 SH       SOLE                                      54955
Intel Corp                     COM              458140100     4445   161503 SH       SOLE                                     161503
International Business Machine COM              459200101     3448    39039 SH       SOLE                                      39039
International Paper Company    COM              460146103      745    19100 SH       SOLE                                      19100
Invacare                       COM              461203101      582    15500 SH       SOLE                                      15500
J P Morgan Chase & Co.         COM              46625H100      282     8201 SH       SOLE                                       8201
Johnson & Johnson              COM              478160104     3540    71479 SH       SOLE                                      71479
KeyCorp                        COM              493267108      664    25972 SH       SOLE                                      25972
L-3 Communications             COM              502424104      601    13900 SH       SOLE                                      13900
LSI Logic Corp.                COM              502161102      116    12877 SH       SOLE                                      12877
Lam Research Corp              COM              512807108      823    37000 SH       SOLE                                      37000
Lehman Brothers Holdings       COM              524908100      518     7500 SH       SOLE                                       7500
Liberate Technologies Inc.     COM              530129105       68    20000 SH       SOLE                                      20000
Lincoln National               COM              534187109      253     7140 SH       SOLE                                       7140
Lowe's Cos.                    COM              548661107     1343    25880 SH       SOLE                                      25880
Lumenis Ltd                    COM              M6778Q105       23    17000 SH       SOLE                                      17000
Martek Biosciences Corp        COM              572901106     1132    21500 SH       SOLE                                      21500
McDonalds Corp                 COM              580135101      378    16050 SH       SOLE                                      16050
Medtronic Inc.                 COM              585055106      423     9012 SH       SOLE                                       9012
Merck & Co                     COM              589331107     1412    27895 SH       SOLE                                      27895
Microsoft Corporation          COM              594918104      866    31136 SH       SOLE                                      31136
Motorola Incorporated          COM              620076109      303    25395 SH       SOLE                                      25395
Nestle SA (REG) ADR            COM              641069406      991    17190 SH       SOLE                                      17190
News Corp Ltd ADS              COM              652487703     1374    41900 SH       SOLE                                      41900
Oak Hill Financial Inc.        COM              671337103      333    11500 SH       SOLE                                      11500
Oracle Systems                 COM              68389X105     1503   133558 SH       SOLE                                     133558
Parker-Hannifin                COM              701094104      958    21437 SH       SOLE                                      21437
Pepsico Inc.                   COM              713448108     1170    25525 SH       SOLE                                      25525
Petrochina Co. Ltd. ADR        COM              71646E100      302     9000 SH       SOLE                                       9000
Pfizer Inc                     COM              717081103     4174   137391 SH       SOLE                                     137391
Procter & Gamble               COM              742718109     2206    23770 SH       SOLE                                      23770
Progressive Corp               COM              743315103      898    12987 SH       SOLE                                      12987
Qualcomm Incorporated          COM              747525103     2303    55260 SH       SOLE                                      55260
Royal Dutch Petroleum          COM              780257804      930    21048 SH       SOLE                                      21048
S&P's 400 Mid-Cap Market Index COM              595635103     1649    17670 SH       SOLE                                      17670
Service Corporation Internatio COM              817565104      183    40000 SH       SOLE                                      40000
Sony Corporation ADR           COM              835699307      533    15302 SH       SOLE                                      15302
Southwest Airlines             COM              844741108     1877   106036 SH       SOLE                                     106036
St. Paul Cos                   COM              792860108      715    19298 SH       SOLE                                      19298
Standard & Poor's Deposit Rece COM              78462F103      726     7263 SH       SOLE                                       7263
Steris Corp                    COM              859152100      208     9050 SH       SOLE                                       9050
Stride Rite Corp.              COM              863314100      108    10000 SH       SOLE                                      10000
Symbol Technologies Inc.       COM              871508107      587    49157 SH       SOLE                                      49157
Twentieth Century Energy       COM              901200105        0    10000 SH       SOLE                                      10000
U S Bancorp new                COM              902973304     1341    55905 SH       SOLE                                      55905
Union Pacific Corp             COM              907818108      531     9120 SH       SOLE                                       9120
United Dominion Realty Trust I COM              910197102      531    29000 SH       SOLE                                      29000
United Technologies            COM              913017109     1518    19637 SH       SOLE                                      19637
Urstadt Biddle Properties A    COM              917286205      149    11000 SH       SOLE                                      11000
Verizon Communications         COM              92343V104      742    22880 SH       SOLE                                      22880
Wachovia                       COM              929903102      558    13556 SH       SOLE                                      13556
Washington Mutual Inc.         COM              939322103      665    16900 SH       SOLE                                      16900
Wells Fargo and Company        COM              949746101     1580    30688 SH       SOLE                                      30688
White Mountain Insurance Group COM              G9618E107      271      682 SH       SOLE                                        682
Wyeth                          COM              983024100      592    12850 SH       SOLE                                      12850
XL Capital Ltd.                COM              G98255105      290     3741 SH       SOLE                                       3741
Xerox Corp                     COM              984121103      127    12400 SH       SOLE                                      12400
iShares Russell 1000           COM              464287622      342     6403 SH       SOLE                                       6403
iShares Tr Russell 1000 Growth COM              464287614      290     6800 SH       SOLE                                       6800
iShares Tr S&P 600 Small Cap G COM              464287887      354     4500 SH       SOLE                                       4500
ishares Russell 1000 Value     COM              464287598      500     9722 SH       SOLE                                       9722
ishares Russell 2000           COM              464287655      272     2805 SH       SOLE                                       2805